CERTAMY

ck 1368879

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

RECD S.E.C.
APR 1 2 2007
1086

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

[redacted]

07050777

1-33385

April 12, 2007

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that on March 27, 2007 the American Stock Exchange LLC (the "Exchange") received from Tailwind Financial Inc. (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Units, each consisting of one share of Common Stock and one Warrant

Common Stock, par value $0.001 per share

Warrants, exercisable for Common Stock at an exercise price of $6.00 per share

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer

Bryan Fischer
Managing Director
Listing Qualifications Department

cc: Herbert Scholl

PROCESSED
APR 16, 2007 B
THOMSON FINANCIAL

END